Investments (Net Investment Gains Losses - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Gains (losses) from foreign currency transactions		$ 132
Maximum
Schedule of Available-for-sale Securities [Line Items]
Gains (losses) from foreign currency transactions	$ 125		$ 1